Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets
Prepaid expenses	€ 495	€ 427
Other tax assets	209	225
Total	704	652
Other non-financial assets	€ 1,321	€ 1,188
Prepaid expenses and other tax assets as % of other non-financial assets	53.00%	55.00%
Non-current assets
Prepaid expenses	€ 187	€ 179
Other tax assets	52	87
Total	239	266
Other non-current non-financial assets	€ 1,926	€ 1,701
Prepaid expenses and other tax assets as % of other non-financial assets	12.00%	16.00%
Total
Prepaid expenses	€ 682	€ 606
Other tax assets	261	312
Total	943	918
Other non-financial assets	€ 3,247	€ 2,889
Prepaid expenses and other tax assets as % of other non-financial assets	29.00%	32.00%